Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses	$ 38	$ 242